PROPERTY, PLANT & EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT & EQUIPMENT
Schedule of property, plant and equipment
	December 31,	December 31,
	2013	2012
Computer & Peripherals	$25,478	$25,478
Accumulated Deprecation	(21,631)	(18,435)
Property Plant & Equipment, Net	$3,847	$7,043